UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter ended:  12/31/00

Check here if Amendment  ; Amendment Number:
     This Amendment (check only one.):  is a restatement.
                                        adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK INVESTMENTS L.P.
Address:  300 CRESCENT COURT, SUITE 700
          DALLAS, TEXAS 75201

Form 13F File Number:     28-6078

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

     /X/ Laurence H. Lebowitz          Dallas, Texas       February 14, 2001
         Managing Director

Report Type (Check only one.):

     X    13F HOLDINGS REPORT.

          13F NOTICE.

          13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $458,864 (thousands)

	Information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:  NONE

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FORM 13F INFORMATION TABLE


	TITLE OF	VALUE	SHARES/	SH/	PUT/	INVSTMNT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------	-----	-----	--------	-------	---	----	--------	--------	----	------	----

AMERICAN TOWER CORP	NT CV    2.25%09	029912AD4	65740	54200	PRN		SOLE		54200	0	0
AT HOME CORP	SB DB CV0.525%18	045919AC1	5522	16500	PRN		SOLE		16500	0	0
MBL INTL FIN BERMUDA TR	GTD NT EXCH 3%02	55262XAA2	84452	87289	PRN		SOLE		87289	0	0
CENDANT CORP	RT PUR PRIDES	151313111	4621	788100	SHR		SOLE		788100	0	0
CHARTER COMMUNICATIONS INC DEL	SB NT CV 144A 05	16117MAA5	56063	46000	PRN		SOLE		46000	0	0
CKE RESTAURANTS INC	SB NT CV 4.25%04	12561EAB1	8913	22282	PRN		SOLE		22282	0	0
CISCO SYS INC	COM	17275R102	2283	59674	SHR		SOLE		59674	0	0
ECHOSTAR COMMUNICATIONS NEW	SB NT CV4.875%07	278762AD1	4485	6000	PRN		SOLE		6000	0	0
ECHOSTAR COMMUNICATIONS NEW	SUB NT CV 144A07	278762AB5	47205	63150	PRN		SOLE		63150	0	0
ELAN PLC	WT EXP  123102	G29539155	623	837300	SHR		SOLE		837300	0	0
ELAN PLC	WT EXP  083105	G29539163	3883	1045300	SHR		SOLE		1045300	0	0
ELAN PLC	WT EXP  011403	284131802	8852	207200	SHR		SOLE		207200	0	0
E M C CORP MASS	COM	268648102	3126	47000	SHR		SOLE		47000	0	0
HEALTHCARE RLTY TR	SB DB CV 6.55%02	421946AA2	7938	8400	PRN		SOLE		8400	0	0
HRPT PPTYS TR	SB DBCV-A 7.5%03	40426WAB7	10226	10545	PRN		SOLE		10545	0	0
KELLSTROM INDS INC	SB NT CV 5.75%02	488035AC0	1338	3040	PRN		SOLE		3040	0	0
LAMAR ADVERTISING CO	NT CV    5.25%06	512815AF8	31930	31000	PRN		SOLE		31000	0	0
BANK TOKYO-MITSUBISHI LTD	SPONSORED ADR	065379109	10923	1100000	SHR		SOLE		1100000	0	0
CAPSTAR HOTEL CO	SUB NT CV4.75%04	140918AC7	5574	7060	PRN		SOLE		7060	0	0
MEDITRUST CORP	DEB CONV  7.5%01	58501TAC2	21418	22195	PRN		SOLE		22195	0	0
OGDEN CORP	SUDDEBCV 5.75%02	676346AD1	1548	1800	PRN		SOLE		1800	0	0
OMEGA HEALTHCARE INVS INC	SUB DB CV 8.5%01	681936AG5	1129	1150	PRN		SOLE		1150	0	0
SCHERING PLOUGH CORP	COM	806605101	295	5200	SHR		SOLE		5200	0	0
SARA LEE CORP	COM	803111103	251	10200	SHR		SOLE		10200	0	0
SOLECTRON CORP	SR LYON ZERO  20	834182AK3	24949	44000	PRN		SOLE		44000	0	0
SUNRISE ASSISTED LIVING INC	SUB NT CV 5.5%02	86768KAC0	15081	16216	PRN		SOLE		16216	0	0
SUN MICROSYSTEMS INC	COM	866810104	3954	142000	SHR		SOLE		142000	0	0
SOVEREIGN BANCORP INC	COM	845905108	569	70000	SHR		SOLE		70000	0	0
TELEFONOS DE MEXICO S A	SR DB CV 4.25%04	879403AD5	18131	16583	PRN		SOLE		16583	0	0
WHOLE FOODS MKT INC	SB DB CV ZRO  18	966837AC0	7844	18136	PRN		SOLE		18136	0	0


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